LEASES (Schedule of Minimum Future Rental Payments) (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 2,531
Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	2,231
Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	300
2024 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	736
2024 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	575
2024 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	161
2025 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	405
2025 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	292
2025 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	113
2026 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	317
2026 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	292
2026 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	26
2027 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	306
2027 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	306
2027 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	0
2028-2030 [Member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	766
2028-2030 [Member] | Property [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	766
2028-2030 [Member] | Motor vehicles [member]
Disclosure of maturity analysis of operating lease payments [line items]
Minimum future rental payments	$ 0